UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66221

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 1/31

Date of reporting period: 10/31/12

Item 1. Schedule of Investments.

Golub Group Equity Fund

Schedule of Investments

October 31, 2012

(Unaudited)

	Shares	Fair Value
Common Stocks - 93.41%
Air Courier Services - 2.05%
FedEx Corp.	6,550	$602,535

Aircraft Engines & Engine Parts - 1.34%
United Technologies Corp.	5,050	394,708

Beverages - 4.57%
Diageo plc (a) (b)	4,225	482,664
PepsiCo, Inc.	12,450	862,038

		1,344,702

Brewery - 3.24%
Anheuser-Busch InBev NV (a)	11,375	953,225

Computer Communications Equipment - 3.76%
Cisco Systems, Inc.	64,525	1,105,958

Crude Petroleum & Natural Gas - 1.65%
Devon Energy Corp.	8,325	484,598

Electromedical & Electrotherapeutic Apparatus - 3.55%
Medtronic, Inc.	25,075	1,042,619

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.94%
General Electric Co.	55,050	1,159,353

Electronic Computers - 1.60%
Apple, Inc.	790	470,129

Fire, Marine & Casualty Insurance - 4.94%
Berkshire Hathaway, Inc. - Class B (c)	16,825	1,452,839

Investment Advice - 2.01%
Franklin Resources, Inc.	4,625	591,075

Medical - Generic Drugs - 3.59%
Teva Pharmaceutical Industries, Ltd. (a)	26,100	1,054,962

Motor Vehicles & Passenger Car Bodies - 3.21%
General Motors Co. (c)	37,025	944,138

National Commercial Banks - 2.45%
Citigroup, Inc.	19,250	719,757

Petroleum Refining - 8.38%
Chevron Corp.	7,375	812,799
ConocoPhillips	10,900	630,565
Exxon Mobil Corp.	11,200	1,021,104

		2,464,468

Pharmaceutical Preparations - 3.01%
Johnson & Johnson	12,500	885,250

Retail - Lumber & Other Building Materials Dealers - 4.22%
Lowe’s Companies, Inc.	38,300	1,240,154

Security Brokers, Dealers & Flotation Companies -1.47%
Charles Schwab Corp. / The	31,700	430,486

Semiconductors & Related Devices - 3.06%
Intel Corp.	41,550	898,519

See accompanying notes which are an integral part of these financial statements.

Golub Group Equity Fund

Schedule of Investments - continued

October 31, 2012

(Unaudited)

	Shares	Fair Value
Common Stocks - 93.41% - continued
Services - Computer Processing & Data Preparation - 3.01%
Fiserv, Inc. (c)	11,825	$886,165

Services - Computer Programming, Data Processing, Etc. - 3.07%
Google Inc. - Class A (c)	1,325	900,695

Services - Engineering, Accounting, Research, Management - 2.82%
Paychex, Inc.	25,550	828,586

Services - Prepackaged Software - 4.07%
Microsoft Corp.	41,950	1,197,043

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.58%
Procter & Gamble Co. / The	6,725	465,639

State Commercial Banks - 4.27%
Bank of New York Mellon Corp. / The	50,825	1,255,886

Super-Regional Banks-US - 6.32%
U.S. Bancorp	26,475	879,235
Wells Fargo & Co.	29,050	978,695

		1,857,930

Surgical & Medical Instruments & Apparatus - 1.89%
Becton, Dickinson and Co.	7,350	556,248

Telephone Communications (No Radio Telephone) - 3.06%
China Mobile Ltd. (a)	16,250	900,087

Trucking & Courier Services (No Air) - 1.28%
United Parcel Service, Inc. - Class B	5,123	375,260

TOTAL COMMON STOCKS (Cost $23,622,592)		27,463,014

Money Market Securities - 6.58%
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.20% (d)	1,933,642	$1,933,642

TOTAL MONEY MARKET SECURITIES (Cost $1,933,642)		1,933,642

TOTAL INVESTMENTS (Cost $25,556,234) - 99.99%		$29,396,656

Other assets less liabilities - 0.01%		1,537

TOTAL NET ASSETS - 100.00%		$29,398,193

(a)	American Depositary Receipt.
(b)	Public Limited Company.
(c)	Non-income producing.
(d)	Variable rate security; the rate shown represents the 7-day yield at October 31, 2012.

Tax Related
Unrealized appreciation	4,173,136
Unrealized depreciation	(332,714)

Net unrealized appreciation	$3,840,422

Aggregate cost of securities for income tax purposes	$25,556,234

See accompanying notes which are an integral part of these financial statements.

Golub Group Equity Fund

Related Notes to the Schedule of Investments

October 31, 2012

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establish a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Golub Group Equity Fund

Related Notes to the Schedule of Investments – continued

October 31, 2012

(Unaudited)

Fixed income securities that are valued using market quotations in an active market will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2012:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$27,463,014	$—	$—	$27,463,014
Money Market Securities	1,933,642	—	—	1,933,642

Total	$29,396,656	$—	$—	$29,396,656

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended October 31, 2012, the Fund had no transfers between any Levels. The Fund did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Angel Oak Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS | October 31, 2012 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations 92.70%
Adjustable Rate Mortgage Trust, Series 2004-1, Class 4A1, 5.406%, 1/25/2035 (a)	$528,639	$533,899
Adjustable Rate Mortgage Trust, Series 2005-8, Class 4A11, 5.197%, 11/25/2035 (a)	612,419	565,403
American Home Mortgage Investment Trust, Series 2004-3, Class 3A, 2.559%, 10/25/2034 (a)	3,555,923	3,013,023
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.408%, 9/25/2035	3,660,000	2,739,627
American Home Mortgage Investment Trust, Series 2005-1, Class 1A3, 0.521%, 6/25/2045 (a)	2,620,741	1,455,134
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 1.781%, 9/25/2045 (a)	1,788,003	1,291,261
American Home Mortgage Investment Trust, Series 2005-4, Class 3A1, 0.511%, 11/25/2045 (a)	1,176,647	820,826
Bank of America Alternative Loan Trust, Series 2004-3, Class 2A1, 6.000%, 4/25/2034	1,037,039	1,029,523
Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB2, 5.500%, 10/25/2035 (b)	11,594,210	10,564,632
Bank of America Funding Corp, Series 2004-C, Class 3A1, 3.109%, 12/20/2034 (a)	191,833	168,653
Bank of America Funding Corp., Series 2007-D, Class 3A1, 5.487%, 6/20/2037 (a)	131,774	126,297
Bank of America Mortgage Securities, Inc., Series 2004-I, Class 2A2, 3.105%, 10/25/2034 (a)	530,755	522,930
Bank of America Mortgage Securities, Inc., Series 2005-E, Class 2A1, 3.111%, 6/25/2035 (a)	2,144,234	1,963,144
Bank of America Mortgage Securities, Inc., Series 2005-I, Class 2A3, 3.095%, 10/25/2035 (a)	321,672	288,332
Bank of America Mortgage Securities, Inc., Series 2005-I, Class 4A1, 5.126%, 10/25/2035 (a)	390,275	388,063
Bank United Trust, Series 2005-1, Class 1A1, 0.511%, 9/25/2045 (a)	198,519	132,805
Bayview Commercial Asset Trust, Series 2005-3A, Class A1, 0.531%, 11/25/2035 (a) (c)	7,373,610	5,791,908
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, 5.276%, 3/25/2035 (a)	1,842,329	1,824,353
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 2.961%, 3/25/2035 (a)	2,654,935	2,325,804
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2, 2.320%, 8/25/2035 (a)	221,887	217,283
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A6A, 5.154%, 11/25/2034 (a)	866,195	827,001
Bear Stearns ALT-A Trust, Series 2005-4, Class 21A1, 2.964%, 5/25/2035 (a) (b)	20,810,225	14,600,974
Bear Stearns ALT-A Trust, Series 2005-9, Class 25A1, 2.996%, 11/25/2035 (a)	4,672,556	3,532,368
Bear Stearns Asset Backed Securities Trust, Series 2005-AC2, Class 1A, 5.250%, 4/25/2035 (b)	7,166,448	6,850,218
Bear Stearns Asset Backed Securities Trust, Series 2005-AC4, Class A , 5.500%, 7/25/2035	3,366,860	3,380,167
Chase Mortgage Finance Corp., Series 2005-A1, Class 1A1, 5.220%, 12/25/2035 (a)	89,494	87,940
Chase Mortgage Finance Corp., Series 2005-A1, Class 3A1, 4.910%, 12/25/2035 (a)	646,076	594,433
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 3.263%, 9/25/2035 (a)	2,277,688	1,896,510
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A4A, 5.217%, 10/25/2035 (a)	877,490	769,281
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A3, 2.570%, 11/25/2035 (a)	1,427,965	1,371,429
CountryWide Alternative Loan Trust, Series 2005-J1, Class 1A7, 5.500%, 2/25/2035	9,602,000	9,055,243
CountryWide Alternative Loan Trust, Series 2004-36CB, Class 2A1, 5.500%, 2/25/2035	217,427	201,290
CountryWide Alternative Loan Trust, Series 2005-1CB, Class 1A4, 5.500%, 3/25/2035	2,243,898	2,083,350
CountryWide Alternative Loan Trust, Series 2005-J5, Class 1A1, 0.511%, 5/25/2035 (a)	482,012	459,995
CountryWide Alternative Loan Trust, Series 2005-21CB, Class A17, 6.000%, 6/25/2035	1,134,849	1,100,628
CountryWide Alternative Loan Trust, Series 2005-23CB, Class A2, 5.500%, 7/25/2035	10,000,000	9,479,975
CountryWide Alternative Loan Trust, Series 2005-17, Class 1A1, 0.471%, 7/25/2035 (a)	403,630	284,354
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A1, 0.711%, 7/25/2035 (a)	1,781,493	1,469,711
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	2,762,389	2,377,768
CountryWide Alternative Loan Trust, Series 2005-28CB, Class 1A6, 5.500%, 8/25/2035	19,634,846	18,237,532
CountryWide Alternative Loan Trust, Series 2005-28CB, Class 3A5, 6.000%, 8/25/2035	1,834,385	1,589,151
CountryWide Alternative Loan Trust, Series 2005-J10, Class 1A1, 0.711%, 10/25/2035 (a)	1,604,384	1,092,031
CountryWide Alternative Loan Trust, Series 2005-46CB, Class A14, 5.500%, 10/25/2035	269,868	236,528
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	9,047,529	7,662,013
CountryWide Alternative Loan Trust, Series 2005-65CB, Class 2A4, 5.500%, 12/25/2035 (b)	2,997,171	2,650,160
CountryWide Home Loans, Series 2003-52, Class A1, 2.761%, 2/19/2034 (a)	91,444	83,336
CountryWide Home Loans, Series 2005-HYB6, Class 4A1B, 2.886%, 10/20/2035 (a)	122,651	106,926
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR6, Class 2A1, 2.968%, 10/25/2034 (a)	525,168	519,415
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 2A7, 0.661%, 6/25/2035 (a)	3,089,289	2,632,660
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 2A1, 5.500%, 10/25/2035	2,126,276	2,016,762
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA2, Class 1A1, 0.711%, 4/25/2035 (a)	2,230,417	1,690,201

First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	6,068	5,367
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 5.097%, 5/25/2035 (a)	1,937,022	1,928,352
GMAC Mortgage Corp. Loan Trust, Series 2005-AF1, Class A11, 5.750%, 7/25/2035	694,638	496,271
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 5.351%, 9/19/2035 (a)	1,043,361	1,020,309

See Related Notes to the Schedule of Investments.

GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.739%, 11/19/2035 (a)	182,887	156,812
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1, 5.480%, 11/19/2035 (a)	706,451	689,666
Greenpoint Mortgage Funding Trust, Series 2005-AR3, Class 1A1, 0.451%, 8/25/2045 (a)	6,881,468	4,740,781
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 5.064%, 1/25/2035 (a)	2,185,991	2,189,410
GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A1, 2.920%, 4/25/2035 (a)	3,544,278	2,970,746
GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 3.051%, 5/25/2035 (a) (b)	19,619,152	17,728,739
GSR Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 3.053%, 5/25/2035 (a) (b)	21,340,044	17,787,311
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 5.393%, 5/25/2035 (a) (b)	12,562,925	12,679,414
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A2, 2.659%, 9/25/2035 (a)	4,563,797	3,687,586
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1, 5.166%, 11/25/2035 (a)	5,891,754	5,389,178
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.136%, 11/25/2035 (a)	9,988,674	10,050,899
GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 4.786%, 1/25/2036 (a)	1,335,610	1,212,828
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.000%, 2/25/2036	9,941,389	8,809,651
IMPAC CMB Trust, Series 2004-6, Class 1A3, 1.191%, 10/25/2034 (a)	1,972,492	1,569,626
IMPAC CMB Trust, Series 2004-7, Class 1A2, 1.131%, 11/25/2034 (a)	1,756,709	1,476,229
IMPAC CMB Trust, Series 2004-11, Class 2A1, 0.871%, 3/25/2035 (a)	1,024,835	910,404
IMPAC CMB Trust, Series 2005-5, Class A4, 0.971%, 8/25/2035 (a)	4,527,575	2,608,051
INDYMAC Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 1.011%, 11/25/2034 (a)	1,591,650	1,234,503
INDYMAC Index Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 2.928%, 4/25/2035 (a)	6,364,101	5,558,638
INDYMAC Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 4.795%, 9/25/2035 (a) (b)	21,179,491	17,874,855
INDYMAC Index Mortgage Loan Trust, Series 2005-AR15, Class A1, 4.795%, 9/25/2035 (a)	5,350,487	4,515,651
INDYMAC Index Mortgage Loan Trust, Series 2005-AR25, Class 1A21, 5.161%, 12/25/2035 (a)	1,405,946	1,180,447
JP Morgan Mortgage Trust, Series 2004-A2, Class 1A2, 3.058%, 5/25/2034 (a) (b)	2,568,902	2,620,782
JP Morgan Mortgage Trust, Series 2005-A1, Class 1A1, 5.196%, 2/25/2035 (a)	1,299,269	1,317,691
JP Morgan Mortgage Trust, Series 2006-A3, Class 7A1, 2.926%, 4/25/2035 (a)	1,156,913	1,146,868
JP Morgan Mortgage Trust, Series 2005-A7, Class 3A1, 5.224%, 10/25/2035 (a)	706,781	710,408
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 3.065%, 11/25/2035 (a)	310,606	301,089
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1, 5.258%, 11/25/2035 (a)	1,746,098	1,725,568
JP Morgan Mortgage Trust, Series 2006-A1, Class 2A2, 2.810%, 2/25/2036 (a)	744,861	620,731
JP Morgan Mortgage Trust, Series 2006-A1, Class 3A2, 5.154%, 2/25/2036 (a)	1,512,835	1,278,285
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 2.926%, 12/25/2034 (a)	63,421	51,237
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.749%, 3/25/2035 (a) (b)	4,855,101	4,366,607
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 7A1, 5.316%, 6/25/2035 (a)	491,883	487,855
MASTR Alternative Loans Trust, Series 2005-3, Class 3A1, 6.500%, 4/25/2035	4,115,813	4,073,015
Merrill Lynch Mortgage Investors Trust, Series 2005-A7, Class 2A1, 5.229%, 9/25/2035 (a) (b)	31,851,619	29,837,832
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A5, 2.832%, 10/25/2034 (a)	573,494	441,498
MortgageIT Trust, Series 2004-1, Class A2, 1.111%, 11/25/2034 (a)	1,670,920	1,470,552
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 1A2, 0.541%, 12/25/2035 (a)	2,827,843	838,553
Prime Mortgage Trust, Series 2005-4, Class 2A4, 0.711%, 10/25/2035 (a)	281,728	233,495
Residential Accredit Loans, Inc., Series 2005-QS2, Class A3, 5.500%, 2/25/2035	11,852,941	11,933,571
Residential Accredit Loans, Inc., Series 2005-QS17, Class A10, 6.000%, 12/25/2035	30,529	26,576
Store Master Funding LLC, Series 2012-1A, Class A, 5.770%, 8/20/2042 (c)	997,804	1,055,350
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A, 2.886%, 10/25/2034 (a)	304	283
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 5A3, 5.366%, 11/25/2034 (a)	190,257	191,710
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-19, Class 2A2, 2.395%, 1/25/2035 (a)	852,308	630,740
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 4A2, 2.744%, 2/25/2035 (a)	1,039,316	560,869
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 5A2, 2.773%, 2/25/2035 (a)	557,353	356,465
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1, 2.714%, 6/25/2035 (a)	2,374,283	2,071,362
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 2A1, 3.011%, 7/25/2035 (a)	1,592,650	1,359,265
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 4.912%, 8/25/2035 (a)	9,265,801	8,807,061
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 6A1, 2.818%, 9/25/2035 (a)	3,359,520	2,951,517
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1, 5.404%, 10/25/2035 (a)	111,753	99,324
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 6A3, 5.400%, 11/25/2035 (a)	8,176,000	6,469,505
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 7A1, 5.268%, 11/25/2035 (a)	8,554,481	6,882,119
Structured Asset Securities Corp., Series 2003-6A, Class 2A1, 5.450%, 3/25/2033 (a)	106,133	106,095
Structured Asset Securities Corp., Series 2004-15, Class 3A8, 5.750%, 9/25/2034	747,087	722,255
Structured Asset Securities Corp., Series 2005-1, Class 7A6, 5.500%, 2/25/2035	1,396,377	1,134,899
Structured Asset Securities Corp., Series 2005-17, Class 5A1, 5.500%, 10/25/2035	6,647,105	6,174,522
UBS Commercial Mortgage Trust, Series 2012-C1, Class A3, 3.400%, 5/10/2045	3,000,000	3,253,800
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 5/10/2063	3,386,000	3,717,112

See Related Notes to the Schedule of Investments.

UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2, 2.804%, 1/10/2045	1,000,000	1,067,018
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.595%, 1/10/2045	1,000,000	1,105,990
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-1, Class 1A1, 5.500%, 3/25/2035	1,058,672	1,073,499
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 6/25/2035 (b)	18,596,381	17,750,013
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-11, Class A2, 5.750%, 1/25/2036	4,682,928	3,997,970
Washington Mutual Mortgage Pass Through Certificates, Series 2005-AR18, Class 3A1, 5.052%, 1/25/2036 (a) (b)	13,379,410	12,622,403
Washington Mutual Mortgage Pass Through Certificates, Series 2005-AR17, Class A1B2, 0.621%, 12/25/2045 (a)	681,793	547,564
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A4, 5.338%, 8/25/2035 (a)	390,000	392,023
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR15, Class 1A2, 2.617%, 9/25/2035 (a)	1,290,510	1,249,504
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 7A2, 5.168%, 10/25/2035 (a)	947,959	623,046
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 7A1, 5.168%, 10/25/2035 (a)	597,244	597,742
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR6, Class 7A1, 5.023%, 3/25/2036 (a)	159,344	160,228
Wells Fargo Mortgage Backed Securities Trust, Series 2006-5, Class 1A6, 5.250%, 4/25/2036	387,240	360,373
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/2044 (a) (c)	3,000,000	3,575,079
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/2044 (c)	4,000,000	4,612,936

Total Collateralized Mortgage Obligations (Cost 411,777,363)		422,935,828

U.S. Government Mortgage Backed Agencies 7.24%

Federal Home Loan Mortgage Corporation 0.48%
Pool# U80032, 3.00%, 9/1/2032	1,689,626	1,789,574
Pool# Q04086, 3.50%, 10/1/2041	388,345	413,320

		2,202,894

Federal National Mortgage Association 6.76%
Pool# MA0142, 4.00%, 8/1/2029	2,672,996	2,884,452
Pool# MA1027, 3.50%, 4/1/2042	928,621	990,833
Pool# AB5471, 3.50%, 6/1/2042	2,900,754	3,095,088
Pool# AB5472, 3.50%, 6/1/2042	4,757,099	5,075,798
Pool# AO8765, 3.00%, 8/1/2042	4,964,558	5,212,855
Pool# AO8776, 3.00%, 8/1/2042	2,985,020	3,134,312
Pool# AB6012, 3.00%, 8/1/2042	5,954,510	6,252,318
Pool# AP1949, 3.00%, 8/1/2042	1,987,458	2,086,858
Pool# AP4786, 3.00%, 9/1/2042	1,996,260	2,096,101

		30,828,615

Total U.S. Government Mortgage Backed Agencies (Cost 32,499,167)		33,031,509
U.S. Government Agency Issues 3.81%

Federal Home Loan Mortgage Corporation 1.87%
1.000%, 3/8/2017	2,000,000	2,022,350
1.000%, 6/29/2017	3,000,000	3,032,412
3.750%, 3/27/2019	3,000,000	3,485,706

		8,540,468

Federal National Mortgage Association 1.94%
1.250%, 9/28/2016	800,000	820,522
2.200%, 10/25/2022	8,000,000	8,016,424

		8,836,946

Total U.S. Government Agency Issues (Cost 17,303,446)		17,377,414

See Related Notes to the Schedule of Investments.

Corporate Bonds 2.50%

Financials 1.01%
Associates Corp. NA, 6.950%, 11/1/2018	1,000,000	1,209,566
Merrill Lynch, 6.400%, 8/28/2017	1,000,000	1,180,409
Morgan Stanley, 5.450%, 1/9/2017	1,000,000	1,108,335
Morgan Stanley, 5.750%, 1/25/2021	1,000,000	1,120,709

		4,619,019

Consumer Staples 0.67%
First Data Corp., 8.250%, 1/15/2021 (c)	1,000,000	1,005,000
Rite Aid Corp., 9.250%, 3/15/2020	2,000,000	2,055,000

		3,060,000

Consumer Discretionary 0.82%
Exide Technologies, 8.625%, 2/1/2018	2,000,000	1,632,500
Goodyear Tire & Rubber Co./The, 7.000%, 5/15/2022	2,000,000	2,107,500

		3,740,000

Total Corporate Bonds (Cost 11,234,197)		11,419,019

Mutual Funds 0.01%
	Shares
MFS High Income Fund – Institutional Shares	5,126	18,196
Pioneer Global High Yield Fund – Y Shares	770	7,669
Prudential High Yield Fund – Z Shares	3,536	20,014

Total Mutual Funds (Cost 45,372)		45,879

Money Market Securities 15.80%
Fidelity Institutional Money Market Portfolio – Institutional Shares, 0.190% (d)	72,107,979	72,107,979

Total Money Market Securities (Cost 72,107,979)	72,107,979

Total Investments – 122.06% (Cost 544,967,524)	556,917,628
Liabilities in Excess of Other Assets – (22.06)%	(100,667,005)

NET ASSETS – 100.00%	456,250,623

(a)	Variable or Floating Rate Security. Rate disclosed is as of October 31, 2012.
(b)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Rate disclosed is the seven day yield as of October 31, 2012.

Fair Value
Tax Related
Unrealized appreciation	$13,253,199
Unrealized depreciation	(1,303,095)

Net unrealized appreciation	11,950,104

Aggregate cost of securities for income tax purposes	$544,967,524

See Related Notes to the Schedule of Investments.

Reverse repurchase agreements outstanding as of October 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount
Credit Suisse Group AG	1.800%	10/15/2012	11/14/2012	$2,114,150	$2,110,984
Credit Suisse Group AG	1.800%	10/19/2012	11/19/2012	$8,524,570	8,511,377
Credit Suisse Group AG	1.800%	10/24/2012	11/21/2012	$7,857,232	7,846,247
Credit Suisse Group AG	1.800%	10/24/2012	11/19/2012	$1,691,217	1,689,021
CRT Capital	1.961%	10/24/2012	11/14/2012	$12,457,232	12,443,000
CRT Capital	1.961%	10/24/2012	11/14/2012	$8,020,163	8,011,000
Jefferies	3.210%	10/15/2012	11/15/2012	$4,879,450	4,866,000
Jefferies	2.960%	10/15/2012	11/15/2012	$11,775,939	11,746,000
Jefferies	2.960%	10/19/2012	11/15/2012	$916,029	914,000
JP Morgan	1.563%	10/31/2012	11/16/2012	$10,971,617	10,964,000
Nomura	1.574%	10/17/2012	11/16/2012	$2,424,175	2,421,000
Nomura	2.311%	10/24/2012	11/20/2012	$13,265,950	13,243,000
Nomura	2.311%	10/24/2012	11/20/2012	$10,193,635	10,176,000
Wells Fargo	1.711%	10/31/2012	11/28/2012	$3,781,025	3,776,000

Total					$98,717,629

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally the other party to the agreement makes the loan in an amount equal to at least 100% of the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

See Related Notes to the Schedule of Investments.

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments

October 31, 2012

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as collateralized mortgage obligations, U.S. government mortgage backed agencies, U.S. government agency issues and corporate bonds when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments – continued

October 31, 2012

(Unaudited)

yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2012:

	Valuation Inputs
	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Observable Inputs	Level 3 - Unobservable Inputs	Total
Assets
Collateralized Mortgage Obligations	$—	$422,935,828	$—	$422,935,828
U.S. Government Mortgage-Backed Agencies	—	33,031,509	—	33,031,509

U.S. Government Agency Issues	—	17,377,414	—	17,377,414
Corporate Bonds	—	11,419,019	—	11,419,019
Mutual Funds	45,879	—	—	45,879
Money Market Securities	72,107,979	—	—	72,107,979

Total	$72,153,858	$484,763,770	$—	$556,917,628

Liabilities
Reverse Repurchase Agreement	$—	$(98,717,629)	$—	$(98,717,629)

The Fund did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels during the reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of December 31, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant             Valued Advisers Trust

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date 12/31/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date 12/31/12

By	/s/ William J. Murphy
William J. Murphy, Treasurer and Principal Financial Officer

Date 12/31/12